Summary of Significant Accounting Policies and Going Concern (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018	Aug. 29, 2018
Schedule of instruments at fair value using level 3 valuation
Derivative Liability	$ 119,777	$ 119,777		$ 10,435
Level 1 [Member]
Schedule of instruments at fair value using level 3 valuation
Derivative Liability
Level 2 [Member]
Schedule of instruments at fair value using level 3 valuation
Derivative Liability
Level 3 [Member]
Schedule of instruments at fair value using level 3 valuation
Derivative Liability	$ 128,628	$ 128,628	$ 258,296